UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska    68137

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 11/30/11

Item 1.  Reports to Stockholders.

Leader Short-Term Bond Fund

Institutional Class – LCCIX

Investor Class – LCCMX

Leader Total Return Fund

Institutional Class – LCTIX

Investor Class – LCTRX

Semi-Annual Report

November 30, 2011

1-800-711-9164

www.leadercapital.com

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
November 30, 2011

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund's sector breakdown as of November 30, 2011 is shown below.

Security Type Breakdown
% of Net Assets
Auction Rate Preferred Stocks, 1.43%
Communications, 1.03%
U.S. Government Agencies & Obligations, 1.48%
Asset Backed Security, 0.87%
Industrial, 1.67%
Real Estate, 0.49%
Basic Materials, 1.94%
Utilities, 2.28%
Consumer, Cyclical, 3.25%
Financial, 43.37%
Foreign Government, 4.04%
Consumer, Non-cyclical, 6.24%
Energy, 9.93%
Cash & Cash Equivalents, 21.98%

The Fund's performance figures* for the six months ending November 30, 2011, compared to its benchmarks:
	Six Months	One Year	Five Year	Since Inception July 14, 2005
Leader Short-Term Bond Fund - Investor Class	(4.83)%	(1.58)%	3.39%	3.32%
Leader Short-Term Bond Fund - Institutional Class	(4.46)%	(1.06)%	N/A	6.29%**
Merrill Lynch 1-3 Year Government/Corporate Bond Index ***	0.41%	1.32%	3.93%	3.90%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** Institutional Class inception date is October 31, 2008.

*** The Merrill Lynch 1-3 Year Government/Corporate Bond Index is an unmanaged Index.  Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 72.6%
	AUTO MANUFACTURERS - 0.3%
1,000,000	Daimler Finance North America LLC (a,b)	0.9728	3/28/2014	972,440

	AUTO PARTS & EQUIPMENT - 1.5%
5,000,000	Goodyear Tire & Rubber Co.	10.5000	5/15/2016	5,512,500

	AUTOMOBILE ASSET BACKED SECURITY - 0.9%
100,000	Hertz Vehicle Financing LLC 2009-2A A1(b)	4.2600	3/25/2014	103,048
3,000,000	Hertz Vehicle Financing LLC 2009-2A B1(b)	4.9400	3/25/2016	3,071,858
				3,174,906
	BANKS - 20.2%
4,000,000	Bank of America Corp.	7.3750	5/15/2014	4,024,080
2,000,000	BankBoston Capital Trust III (a)	1.0971	6/15/2027	1,411,698
5,000,000	Citigroup, Inc. (a)	0.6068	6/9/2016	4,014,595
2,000,000	Citigroup, Inc. (a)	0.7150	11/5/2014	1,810,980
5,000,000	Dexia Banque Internationale a Luxembourg SA (a,c)	1.0976	7/5/2016	4,068,000
7,000,000	Fifth Third Bancorp (a)	0.7713	12/20/2016	6,327,650
2,000,000	JPMorgan Chase & Co. (a)	1.0971	5/2/2014	1,966,940
4,000,000	JPMorgan Chase Bank NA (a)	0.6679	6/13/2016	3,548,600
5,000,000	National City Bank/Cleveland OH (a)	0.7028	6/7/2017	4,525,150
600,000	National City Preferred Capital Trust I (a)	12.0000	Perpetual	625,627
2,500,000	Nordea Bank AB (a)	8.3750	Perpetual	2,575,000
5,750,000	Regions Financial Corp.	4.8750	4/26/2013	5,570,312
6,935,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	6,475,910
3,800,000	Royal Bank Of Scotland NV (a)	1.0368	3/9/2015	2,802,500
5,000,000	Royal Bank of Scotland PLC (a)	0.7181	8/29/2017	3,334,365
10,000,000	USB Capital IX (a,c)	3.5000	Perpetual	7,608,000
9,700,000	Wachovia Capital Trust III (a,c)	5.5698	Perpetual	8,389,530
1,000,000	Wachovia Corp. (a)	0.6769	3/1/2012	1,000,710
2,500,000	Wachovia Corp. (a)	0.7681	10/28/2015	2,252,125
2,000,000	Wachovia Corp. (a)	0.7731	10/15/2016	1,744,020
				74,075,792
	COAL - 3.1%
5,810,000	Bumi Capital Pte Ltd. (b)	12.0000	11/10/2016	5,737,375
1,000,000	Bumi Capital Pte Ltd.	12.0000	11/10/2016	987,500
4,700,000	Bumi Investment Pte Ltd. (b)	10.7500	10/6/2017	4,653,000
				11,377,875
	COMMERCIAL SERVICES - 3.9%
3,800,000	Block Financial LLC	7.8750	1/15/2013	3,925,210
3,300,000	Moody's Corp.	5.5000	9/1/2020	3,404,808
6,800,000	National Money Mart Co.	10.3750	12/15/2016	7,233,500
				14,563,518
	DIVERSIFIED FINANCIAL SERVICES - 16.1%
1,000,000	Bear Stearns Cos. LLC	6.9500	8/10/2012	1,041,480
12,600,000	Ford Motor Credit Co. LLC (a)	3.1475	1/13/2012	12,600,000
1,000,000	General Electric Capital Corp. (a)	0.5911	1/8/2016	920,050
4,500,000	General Electric Capital Corp. (a)	0.6071	9/15/2014	4,283,505
6,000,000	General Electric Capital Corp. (a)	0.6172	11/30/2016	5,507,640

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	DIVERSIFIED FINANCIAL SERVICES - 16.1% (continued)
4,000,000	General Electric Capital Corp. (a)	0.6713	12/20/2016	3,622,320
11,475,000	Goldman Sachs Capital II (a)	5.7930	Perpetual	7,430,062
7,000,000	Goldman Sachs Group, Inc. (a)	0.8050	3/22/2016	5,799,780
3,065,000	Goldman Sachs Group, Inc. (a)	0.9652	9/29/2014	2,784,154
2,000,000	HSBC Finance Corp. (a)	0.9569	6/1/2016	1,687,900
4,396,000	MBNA Capital B (a)	1.2294	2/1/2027	3,138,256
1,000,000	Morgan Stanley (a)	0.6378	1/9/2012	995,910
5,000,000	Morgan Stanley (a,c)	0.8547	10/18/2016	4,053,500
4,000,000	Morgan Stanley (a,c)	0.8831	10/15/2015	3,533,600
1,500,000	Sears Roebuck Acceptance Corp.	6.7000	4/15/2012	1,496,250
				58,894,407
	ELECTRIC - 2.3%
3,000,000	Intergen NV (b)	9.0000	6/30/2017	3,135,000
5,000,000	NRG Energy, Inc. (b)	7.6250	5/15/2019	4,750,000
500,000	NRG Energy, Inc. (b)	7.8750	5/15/2021	473,125
				8,358,125
	ENVIRONMENTAL CONTROL - 0.9%
3,000,000	Clean Harbors, Inc.	7.6250	8/15/2016	3,165,000

	FOREIGN GOVERNMENT - 4.0%
2,200,000	Venezuela Government International Bond	7.7500	10/13/2019	1,529,000
2,500,000	Venezuela Government International Bond	8.2500	10/13/2024	1,581,250
7,000,000	Venezuela Government International Bond	10.7500	9/19/2013	7,017,500
5,300,000	Venezuela Government International Bond	12.7500	8/23/2022	4,664,000
				14,791,750
	HEALTHCARE-SERVICES - 2.3%
5,150,000	CHS/Community Health Systems, Inc.	8.8750	7/15/2015	5,259,438
3,000,000	Coventry Health Care, Inc.	5.8750	1/15/2012	3,014,010
				8,273,448
	INSURANCE - 6.1%
10,200,000	Aegon NV (a,c)	2.3970	Perpetual	4,666,500
1,000,000	Ambac Financial Group Inc. (d)	6.1500	2/7/2087	10,000
1,513,000	First American Capital Trust I	8.5000	4/15/2012	1,505,568
15,500,000	ING Capital Funding Trust III (a,c)	3.9686	Perpetual	11,676,150
2,500,000	MetLife Inc. (a)	1.6850	8/6/2013	2,509,225
2,000,000	Principal Life Income Funding Trusts (a)	0.6175	11/8/2013	1,982,540
				22,349,983
	INTERNET - 0.6%
2,000,000	Netflix, Inc.	8.5000	11/15/2017	2,020,000

	IRON/STEEL - 0.5%
1,600,000	ArcelorMittal	9.0000	2/15/2015	1,754,240

	LODGING - 1.5%
5,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	5,418,750

	MACHINERY-DIVERSIFIED - 0.6%
2,000,000	Case New Holland, Inc. (b)	7.8750	12/1/2017	2,200,000

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	MEDIA - 0.5%
1,700,000	DISH DBS Corp.	7.1250	2/1/2016	1,755,250

	MINING - 1.5%
5,000,000	Freeport-McMoRan Copper & Gold, Inc.	8.3750	4/1/2017	5,324,455

	MISCELLANEOUS MANUFACTURING - 0.2%
700,000	Bombardier, Inc. (b)	7.7500	3/15/2020	748,125

	MUNICIPAL - 1.2%
2,750,000	Michigan Finance Authority	6.4500	2/20/2012	2,773,513
1,750,000	Michigan Finance Authority	6.6500	3/20/2012	1,774,955
				4,548,468
	OIL & GAS - 3.5%
2,000,000	BP Capital Markets PLC	2.7500	2/27/2012	2,007,960
5,800,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	6,459,750
2,000,000	Gazprom OAO Via Gaz Capital SA (b)	8.1250	7/31/2014	2,165,520
1,700,000	Lukoil International Finance BV (b)	6.3750	11/5/2014	1,801,235
500,000	Tesoro Corp.	6.5000	6/1/2017	509,375
				12,943,840
	REAL ESTATE - 0.5%
1,800,000	OnBoard Capital Co. (c,e)	8.5000	Perpetual	1,800,000

	SAVINGS & LOANS - 0.4%
1,500,000	Amsouth Bank	4.8500	4/1/2013	1,428,750

	TOTAL BONDS & NOTES (Cost - $280,800,040)			265,451,622

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.1%
263,468	Federal Home Loan Mortgage Corp. Series 3107 YO (f,g,h)	0.0000	2/15/2036	233,921
146,343	Federal Home Loan Mortgage Corp. Series 3213 OB (f,g,h)	0.0000	9/15/2036	128,024
137,172	Federal Home Loan Mortgage Corp. Series 3213 OH (f,g,h)	0.0000	9/15/2036	120,174
5,000	United States Treasury Strip Coupon (i)	0.0000	11/15/2015	4,860
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $514,561)			486,979

	CONVERTIBLE BONDS - 3.8%
	COAL - 2.2%
8,700,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	8,156,250

	OIL & GAS - 1.1%
3,950,000	Transocean, Inc.	1.5000	12/15/2037	3,880,875

	REITS - 0.5%
2,000,000	Prologis	2.2500	4/1/2037	2,000,000

	TOTAL CONVERTIBLE BONDS (Cost - $15,871,313)			14,037,125

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2011

Shares		Dividend Rate (%)	Value ($)
	AUCTION RATE PREFERRED STOCKS - 1.4%
114	Boulder Growth & Income Fund, Inc. Series M28 (c,e,j)	1.4980	2,850,000
15	Eaton Vance Floating-Rate Income Trust Series D (c,e,j)	1.4980	375,000
7	Eaton Vance Floating-Rate Income Trust Series E(c,e,j)	1.4980	175,000
39	Eaton Vance Senior Floating-Rate Trust Series C (c,e,j)	0.0450	975,000
27	Eaton Vance Senior Floating-Rate Trust Series D (c,e,j)	0.1820	675,000
7	Neuberger Berman Real Estate Securities Income Fd., Inc. Ser. H (c,e,j)	0.2060	175,000
	TOTAL AUCTION RATE PREFERRED STOCKS (Cost -$5,225,000)		5,225,000

	PREFERRED STOCKS - 0.1%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.1%
200,000	Federal National Mortgage Association (h,k)	8.2500	390,000
	TOTAL PREFERRED STOCK (Cost - $1,972,955)

	COMMON STOCK - 0.0%
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.0%
6,909	Federal National Mortgage Association (h,k)		1,382
	TOTAL COMMON STOCK (Cost - $66,498)

	SHORT-TERM INVESTMENTS - 17.1%
	MONEY MARKET FUND - 17.1%
62,473,507	Fifth Third US Treasury Money Market Fund, 0.01% (a)		62,473,507
	TOTAL SHORT-TERM INVESTMENTS (Cost - $62,473,507)

	TOTAL INVESTMENTS - 95.1% (Cost - $366,923,874) (l)		$ 348,065,615
	ASSETS LESS OTHER LIABILITIES - 4.9%		18,003,418
	NET ASSETS - 100.0%		$ 366,069,033

	STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at November 30, 2011.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At November 30, 2011, these securities amounted
	to $36,270,476 or 9.9% of net assets.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(d)	Security in default.
(e)	The Advisor has determined these securities to be illiquid.
(f)	Collateralized mortgage obligation (CMO).
(g)	Principal only bond - non income producing.
(h)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation
	currently operate under a federal conservatorship.
(i)	Zero coupon security. Payment received at maturity.
(j)	Rate shown represents the dividend rate as of November 30, 2011.
(k)	Non income producing security.
(l)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 2,040,925
		Unrealized depreciation	(20,899,184)
		Net unrealized depreciation	$ (18,858,259)

See accompanying notes to financial statements.

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2011

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups.  The Fund's sector breakdown as of November 30, 2011 is shown below.

Security Type Breakdown

% of Net Assets

Utilities, 2.58%
Consumer, Non-cyclical, 3.21%
Financial, 24.43%
Industrial , 5.34%
Basic Materials, 6.71%
U.S Government, 8.35%
Foreign Government, 8.36%
Cash & Cash Equivalents, 20.00%
Energy, 21.02%

The Fund's performance figures* for the six months ending November 30, 2011, compared to its benchmarks:
	Six Months	One Year	Since Inception July 30, 2010
Leader Total Return Fund - Investor Class	(5.09)%	1.65%	0.85%
Leader Total Return Fund - Institutional Class	(4.99)%	1.84%	1.00%
Barclays Aggregate Bond Index **	3.54%	5.52%	5.01%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** The Barclays Capital U.S. Aggregate Bond Index is an unmanaged Index. Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 58.2%
	BANKS - 12.6%
500,000	BAC Capital Trust XIV (a)	5.6300	Perpetual	309,500
500,000	Nordea Bank AB (a)	8.3750	Perpetual	515,000
50,000	Regions Financial Corp.	4.8750	4/26/2013	48,438
400,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	373,520
200,000	Royal Bank Of Scotland NV (a)	1.0368	3/9/2015	147,500
300,000	Wachovia Capital Trust III (a,b)	5.5698	Perpetual	259,470
				1,653,428
	COAL - 2.9%
190,000	Bumi Capital Pte Ltd. (c)	12.0000	11/10/2016	187,625
200,000	Bumi Investment Pte Ltd. (c)	10.7500	10/6/2017	198,000
				385,625
	COMMERCIAL SERVICES - 3.2%
200,000	Block Financial LLC	7.8750	1/15/2013	206,590
200,000	National Money Mart Co.	10.3750	12/15/2016	212,750
				419,340
	DIVERSIFIED FINANCIAL SERVICES - 6.4%
525,000	Goldman Sachs Capital II (a)	5.7930	Perpetual	339,938
300,000	Jefferies Group, Inc.	3.8750	11/9/2015	253,704
300,000	Morgan Stanley (a,b)	0.8547	10/18/2016	243,210
				836,852
	ELECTRIC - 2.6%
325,000	NRG Energy, Inc.	7.3750	1/15/2017	338,000

	FOREIGN GOVERNMENT - 7.6%
600,000	Venezuela Government International Bond	8.2500	10/13/2024	379,500
700,000	Venezuela Government International Bond	12.7500	8/23/2022	616,000
				995,500
	INSURANCE - 5.4%
800,000	Aegon NV (a,b)	2.3970	Perpetual	366,000
450,000	ING Capital Funding Trust III (a,b)	3.9686	Perpetual	338,985
				704,985
	IRON/STEEL - 3.4%
400,000	ArcelorMittal	9.0000	2/15/2015	438,560

	MISCELLANEOUS MANUFACTURING - 0.4%
50,000	Bombardier, Inc. (c)	7.7500	3/15/2020	53,438

	MUNICIPAL - 3.9%
250,000	Michigan Finance Authority	6.4500	2/20/2012	252,137
250,000	Michigan Finance Authority	6.6500	3/20/2012	253,565
				505,702
	OIL & GAS - 9.8%
430,000	Citgo Petroleum Corp. (c)	11.5000	7/1/2017	478,912
300,000	Lukoil International Finance BV (c)	6.3750	11/5/2014	317,865
200,000	Transocean, Inc.	4.9500	11/15/2015	202,216
200,000	Valero Energy Corp.	10.5000	3/15/2039	277,116
				1,276,109

	TOTAL BONDS & NOTES (Cost - $8,219,982)			7,607,539

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
November 30, 2011

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	CONVERTIBLE BONDS - 16.6%
	COAL - 8.3%
600,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	562,500
500,000	Peabody Energy Corp.	4.7500	12/15/2041	525,625
				1,088,125
	IRON/STEEL - 3.4%
400,000	United States Steel Corp.	4.0000	5/15/2014	439,500

	MACHINERY-DIVERSIFIED - 4.9%
500,000	AGCO Corp.	1.2500	12/15/2036	645,000

	TOTAL CONVERTIBLE BONDS (Cost - $2,439,125)			2,172,625

Shares
	EXCHANGE TRADED FUNDS - 4.5%
	DEBT FUND - 4.5%
30,000	ProShares UltraShort 20+ Year Treasury			587,100
	TOTAL EXCHANGE TRADED FUNDS (Cost - $602,100)

	PREFERRED STOCK - 0.7%	Dividend Rate (%)
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.7%
50,000	Federal National Mortgage Association (d,e)	8.2500		97,500
	TOTAL PREFERRED STOCK (Cost - $132,500)

	SHORT-TERM INVESTMENTS - 14.7%
	MONEY MARKET FUND - 14.7%
1,920,296	Fifth Third US Treasury Money Market Fund, 0.01% (a)			1,920,295
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,920,295)

	TOTAL INVESTMENTS - 94.7% (Cost - $13,314,002) (f)			$ 12,385,059
	OTHER ASSETS LESS LIABILITIES - 5.3%			696,277
	NET ASSETS - 100.0%			$ 13,081,336

(a)	Variable rate security; the rate shown represents the rate at November 30, 2011.
(b)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At November 30, 2011, these securities
	amounted to $1,235,840 or 9.4% of net assets.
(d)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal National Mortgage Association currently operate under a federal conseratorship.
(e)	Non income producing security.
(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 48,809
		Unrealized depreciation		(977,752)
		Net unrealized depreciation		$ (928,943)

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2011 (Unaudited)

	Leader Short- Term Bond Fund	Leader Total Return Fund
ASSETS
Investment securities:
At cost	$ 366,923,874	$ 13,314,002
At value	$ 348,065,615	$ 12,385,059
Foreign currency (cost $5,623,406 & $446)	5,182,388	447
Receivable for securities sold (see note 9)	9,723,228	524,581
Dividends and interest receivable	3,413,291	177,796
Receivable for Fund shares sold	357,000	-
Unrealized appreciation on forward foreign currency contracts	243,486	7,497
Receivable for open forward currency contracts	16,350	-
Prepaid expenses and other assets	25,318	25,819
TOTAL ASSETS	367,026,676	13,121,199

LIABILITIES
Payable for fund shares redeemed	566,330	10,000
Investment advisory fees payable	234,991	4,557
Distribution (12b-1) fees payable	105,519	2,604
Fees payable to other affiliates	43,311	1,794
Accrued expenses and other liabilities	7,492	20,908
TOTAL LIABILITIES	957,643	39,863
NET ASSETS	$ 366,069,033	$ 13,081,336

Net Assets Consist Of:
Paid in capital	$ 387,438,307	$ 13,883,387
Undistributed net investment income	1,357,146	124,523
Accumulated net realized gain (loss) from investments
and foreign currency transactions	(3,670,723)	(5,132)
Net unrealized appreciation (depreciation) on:
Investments	(18,858,259)	(928,943)
Foreign currency translations	(197,438)	7,501
NET ASSETS	$ 366,069,033	$ 13,081,336

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 230,102,097	$ 6,246,186
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	24,920,272	643,277
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (a)	$ 9.23	$ 9.71
Institutional Class Shares:
Net Assets	$ 135,966,936	$ 6,835,150
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	14,609,226	705,954
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (a)	$ 9.31	$ 9.68

(a)	Redemptions made on the Total Return Fund within six months of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2011 (Unaudited)

	Leader Short- Term Bond Fund	Leader Total Return Fund
INVESTMENT INCOME
Interest	$ 8,862,604	$ 353,566
Dividends	299,758	4,783
TOTAL INVESTMENT INCOME	9,162,362	358,349

EXPENSES
Investment advisory fees	1,731,990	50,484
Distribution (12b-1) fees:
Investor Class	661,289	16,166
Administrative services fees	154,059	7,892
Transfer agent fees	112,808	5,515
Accounting services fees	43,593	18,049
Registration fees	22,562	7,521
Professional fees	18,551	13,538
Custodian fees	15,041	5,415
Printing expenses	15,041	2,006
Chief compliance officer fees	13,035	201
Insurance expense	5,516	90
Trustees' fees and expenses	3,008	2,006
Other expenses	17,548	1,003
TOTAL EXPENSES	2,814,041	129,886

Less: Fees waived by Advisor	-	(22,721)

NET EXPENSES	2,814,041	107,165

NET INVESTMENT INCOME	6,348,321	251,184

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	(3,665,260)	(55,753)
Foreign currency transactions	125,511	(11,303)
Net realized loss	(3,539,749)	(67,056)

Net change in unrealized appreciation (depreciation) on:
Investments	(26,835,501)	(941,430)
Foreign currency translations	282,363	3,389
Net change in unrealized (depreciation)	(26,553,138)	(938,041)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCY	(30,092,887)	(1,005,097)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (23,744,566)	$ (753,913)

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader		Leader
	Short-Term Bond Fund		Total Return Fund
	Period Ended		Period Ended
	November 30, 2011	Year Ended	November 30, 2011	Period Ended
	(Unaudited)	May 31, 2011	(Unaudited)	May 31, 2011 (a)
FROM OPERATIONS
Net investment income	$ 6,348,321	$ 10,630,927	$ 251,184	$ 178,085
Net realized gain (loss) from investments
and foreign currency transactions	(3,539,749)	4,077,153	(67,056)	111,062
Net change in unrealized appreciation (depreciation)
on investments and foreign currency translations	(26,553,138)	8,714,026	(938,041)	16,599
Net Increase (Decrease) in net assets resulting
from operations	(23,744,566)	23,422,106	(753,913)	305,746

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(2,732,430)	(5,259,388)	(95,802)	(34,568)
Institutional Class	(2,772,410)	(5,248,212)	(120,786)	(70,416)
From net realized gains:
Investor Class	(634,336)	(3,307,261)	-	(11,226)
Institutional Class	(548,234)	(2,523,362)	-	(21,086)
Net decrease in net assets from
distributions to shareholders	(6,687,410)	(16,338,223)	(216,588)	(137,296)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	67,463,299	187,757,713	1,272,427	6,930,967
Institutional Class	44,172,507	174,568,678	3,368,684	6,161,854
Net asset value of shares issued in reinvestment
of distributions to shareholders:
Investor Class	2,521,131	6,389,273	59,502	38,844
Institutional Class	2,493,365	6,122,458	67,404	22,986
Redemption fee proceeds:
Investor Class	-	-	17,592	5,927
Institutional Class	-	-	17,954	10,359
Payments for shares redeemed:
Investor Class	(91,706,502)	(115,069,340)	(706,403)	(964,614)
Institutional Class	(128,156,607)	(85,323,430)	(2,129,226)	(290,870)
Net increase in net assets from
shares of beneficial interest	(103,212,807)	174,445,352	1,967,934	11,915,453

TOTAL INCREASE (DECREASE) IN NET ASSETS	(133,644,783)	181,529,235	997,433	12,083,903

NET ASSETS
Beginning of Year/Period	499,713,816	318,184,581	12,083,903	-
End of Year/Period *	$ 366,069,033	$ 499,713,816	$ 13,081,336	$ 12,083,903
* Includes accumulated net investment income of:	$ 1,357,146	$ 513,665	$ 124,523	$ 89,927

SHARE ACTIVITY
Investor Class:
Shares Sold	7,027,338	19,304,504	129,087	675,131
Shares Reinvested	263,834	663,342	5,927	3,890
Shares Redeemed	(9,740,427)	(11,843,126)	(70,259)	(95,499)
Net increase (decrease) in shares of beneficial
interest outstanding	(2,449,255)	8,124,720	64,755	583,522

Institutional Class
Shares Sold	4,581,696	17,822,894	341,108	606,743
Shares Reinvested	259,150	631,276	6,764	2,316
Shares Redeemed	(13,584,593)	(8,731,995)	(217,595)	(28,382)
Net increase (decrease) in shares of beneficial
interest outstanding	(8,743,747)	9,722,175	130,277	580,677

(a) The Leader Total Return Fund commenced operations on July 30, 2010.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	Six Months Ended
	November 30, 2011		Year Ended May 31,
	(Unaudited)		2011		2010		2009 (2)		2008	2007 (1)

Net asset value, beginning of period	$ 9.82		$ 9.65		$ 9.43		$ 9.63		$ 9.69	$ 9.46

Activity from investment operations:
Net investment income	0.12	(3)	0.24	(3)	0.24	(3)	0.32	(3)	0.54	0.47
Net realized and unrealized
gain (loss) on investments	(0.59)		0.34		0.46		(0.22)		(0.06)	0.23
Total from investment operations	(0.47)		0.58		0.70		0.10		0.48	0.70
Less distributions from:
Net investment income	(0.10)		(0.24)		(0.35)		(0.22)		(0.52)	(0.47)
Net realized gains	(0.02)		(0.17)		(0.13)		(0.08)		(0.02)	-
Total distributions	(0.12)		(0.41)		(0.48)		(0.30)		(0.54)	(0.47)

Net asset value, end of period	$ 9.23		$ 9.82		$ 9.65		$ 9.43		$ 9.63	$ 9.69

Total return (4)	(4.83)%	(5)	6.12%		7.55%		1.21%		5.27%	7.53%	(5)

Net assets, end of period (000s)	$ 230,102		$ 268,667		$ 185,671		$ 96,790		$ 89,005	$ 33,405

Ratio of gross expenses to average
net assets (6)	1.43%	(7)	1.45%		1.51%		1.88%		1.97%	2.51%	(7)
Ratio of net expenses to average
net assets (6)	1.43%	(7)	1.45%		1.58%	(8,9)	1.86%	(9)	1.85%	1.70%	(7)
Ratio of net investment income
to average net assets (6)	2.53%	(7)	2.50%		2.50%		3.56%		4.34%	5.24%	(7)
Ratio of net investment income
to average net assets -
pre waiver/recapture (6)	2.53%	(7)	2.50%		2.57%		3.54%		4.46%	6.05%	(7)

Portfolio Turnover Rate	204.13%	(5)	147.13%		128.93%		211.13%		284.67%	237.15%	(5)

(1)	Fund changed fiscal year end from June 30 to May 31. This period represents activity from July 1, 2006 through May 31, 2007.
(2)	Effective April 27, 2009, Class A shares were renamed Investor Class shares.
(3)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(4)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads for the years ended May 31,2010 and all prior years.

(5)	Not annualized
(6)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(7)	Annualized.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(9)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.85%.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	Six Months Ended
	November 30, 2011		Year Ended May 31,			Period Ended
	(Unaudited)		2011	2010		May 31, 2009 (1)

Net asset value, beginning of period	$ 9.89		$ 9.72	$ 9.48		$ 8.77

Activity from investment operations:
Net investment income (2)	0.15		0.29	0.29		0.26
Net realized and unrealized
gain on investments	(0.59)		0.34	0.46		0.57
Total from investment operations	(0.44)		0.63	0.75		0.83
Less distributions from:
Net investment income	(0.12)		(0.29)	(0.38)		(0.12)
Net realized gains	(0.02)		(0.17)	(0.13)		-
Total distributions	(0.14)		(0.46)	(0.51)		(0.12)

Net asset value, end of period	$ 9.31		$ 9.89	$ 9.72		$ 9.48

Total return (3)	(4.46)%	(4)	6.61%	8.08%		9.61%	(4)

Net assets, end of period (000s)	$ 135,967		$ 231,047	$ 132,513		$ 28,678

Ratio of gross expenses to average
net assets (5)	0.93%	(6)	0.95%	1.01%		1.45%	(6)
Ratio of net expenses to average
net assets (5)	0.93%	(6)	0.95%	1.02%	(7,8)	1.43%	(6)
Ratio of net investment income
to average net assets (5)	3.03%	(6)	3.01%	2.97%		4.93%	(6)
Ratio of net investment income
to average net assets - pre waiver/recapture (5)	3.03%	(6)	3.01%	2.97%		4.91%	(6)

Portfolio Turnover Rate	204.13%	(4)	147.13%	128.93%		211.13%	(4)

(1)	Institutional Class Shares commenced operations on October 31, 2008.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.35%.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class		Institutional Class
	Six Months Ended		Six Months Ended
	November 30, 2011	Period Ended	November 30, 2011	Period Ended
	(Unaudited)	May 31, 2011 (1)	(Unaudited)	May 31, 2011 (1)

Net asset value, beginning of period	$ 10.39	$ 10.00	$ 10.37	$ 10.00

Activity from investment operations:
Net investment income (2)	0.17	0.30	0.20	0.36
Net realized and unrealized
gain on investments	(0.73)	0.31	(0.75)	0.25
Total from investment operations	(0.56)	0.61	(0.55)	0.61

Paid-in-capital from redemption fees (2)	0.03	0.03	0.03	0.03

Less distributions from:
Net investment income	(0.15)	(0.19)	(0.17)	(0.21)
Net realized gains	-	(0.06)	-	(0.06)
Total distributions	(0.15)	(0.25)	(0.17)	(0.27)

Net asset value, end of period	$ 9.71	$ 10.39	$ 9.68	$ 10.37

Total return (3,4)	(5.09)%	6.52%	(4.99)%	6.61%

Net assets, end of period (000s)	$ 6,246	$ 6,064	$ 6,835	$ 6,019

Ratio of gross expenses to average
net assets (5,6)	2.19%	3.41%	1.69%	3.13%
Ratio of net expenses to average
net assets (5,6)	1.85%	1.85%	1.35%	1.35%
Ratio of net investment income
to average net assets (5,6)	3.47%	3.57%	3.97%	4.23%
Ratio of net investment income
to average net assets -
pre waiver (5,6)	3.13%	2.01%	3.63%	2.45%

Portfolio Turnover Rate (4)	186.83%	220.97%	186.83%	220.97%

(1)	Commenced operations on July 30, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.

See accompanying notes to financial statements.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2011

(1)	Organization

The Leader Capital family of mutual funds is comprised of the Leader Short-Term Bond Fund ( “Short-Term Bond”) and the Leader Total Return Fund (“Total Return”, collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and are diversified, open-end management investment companies.  Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short-Term Bond Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return Fund is to seek income and capital appreciation to produce a high total return.

Each Fund currently offers two classes of shares, Investor Class and Institutional Class shares. Investor and Institutional shares are offered at net asset value. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

(b)	Valuation of Investment Companies

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2011

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2011 for each Fund’s assets and liabilities measured at fair value:

Short-Term Bond

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 263,651,622	$ 1,800,000	$ 265,451,622
U.S. Government & Agency Obligations	-	486,979	-	486,979
Convertible Bonds	-	14,037,125	-	14,037,125
Auction Rate Preferred Stock	-	5,225,000	-	5,225,000
Preferred Stock	390,000	-	-	390,000
Common Stocks	1,382	-	-	1,382
Short Term Investments	62,473,507	-	-	62,473,507
Total	$ 62,864,889	$ 283,400,726	$ 1,800,000	$ 348,065,615
Derivatives
Forward Contracts	$ -	$ 243,486	$ -	243,486
Total Derivatives	$ -	$ 243,486	$ -	243,486
Total	$ 62,864,889	$ 283,644,212	$ 1,800,000	348,309,101

* Refer to the Portfolio of Investments for industry classification.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Corporate Bonds	Total
Beginning Balance 5/31/11	$ 650,000	$ 650,000
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	1,150,000	1,150,000
Proceeds from Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$ 1,800,000	$ 1,800,000

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to level 3 investments still held at November 30, 2011 was unchanged.

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 7,607,539	$ -	$ 7,607,539
Convertible Bonds	-	2,172,625	-	2,172,625
Exchange Traded Funds	587,100	-	-	587,100
Preferred Stock	97,500	-	-	97,500
Short Term Investment's	1,920,295	-	-	1,920,295
Total	$ 2,604,895	$ 9,780,164	$ -	$ 12,385,059
Derivatives
Forward Contracts	$ -	$ 7,497	$ -	7,497
Total Derivatives	$ -	$ 7,497	$ -	7,497
Total	$ 2,604,895	$ 9,787,661	$ -	12,392,556

*Refer to the Portfolio of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

(c)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

(d)	Foreign Currency Transactions

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(e)	Forward Foreign Currency Exchange Contracts

Each Fund may enter into Forward Contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Funds would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.  For the six months ended November 30, 2011 Short-Term Bond and Total Return had net realized gain of $845,385 and $24,619, respectively, which is included in net realized gains from foreign currency transactions in the Statements of Operations.  As of November 30, 2011, the following forward contracts were open.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2011

Leader Short-Term Bond Fund

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
Euro	12/12/2011	Fifth Third	7,470,000	10,049,427	$ 243,486

Leader Total Return Fund

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
Euro	12/12/2011	Fifth Third	230,000	309,420	$ 7,497

The derivative instruments outstanding as of November 30, 2011 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

(f)	Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

On December 15, 2011 Short-Term Bond paid $.0401 and $.0544 per share in net investment income from the Investor class and Institutional class, respectively.

On December 15, 2011 Total Return paid $.0794 and $.0649 per share in net investment income from the Investor class and Institutional class, respectively, and paid a distribution of $.0494 of short term capital gains.

(g)	Federal Income Taxes

The Funds intend to continue to qualify as a regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), for the Short-Term Bond or expected to be taken in each Fund’s 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2011

(h)     Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

(I)	Indemnifications

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the six months ended November 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

	Purchases	Sales
Short-Term Bond	$ 701,230,458	$ 751,479,926
Total Return	$ 21,994,275	$ 19,527,716

(4)	Investment Advisor/Transactions with Affiliates

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Leader Capital Corporation serves as the Fund’s Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”), to provide administration, fund accounting and transfer agency services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .75% of each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, expenses incurred in connection with any merger or reorganization, and expenses of other investment companies in which each Fund may invest and extraordinary expenses, such as litigation) do not exceed 1.85% of Investor Class’ average daily net assets and do not exceed 1.35% of the Institutional Class shares.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  As of November 30, 2011, there were $98,788 of fee waivers subject to recapture by the Advisor on the Total Return Fund of which $76,067 expires on May 31, 2014 and $22,721 expires on May 31, 2015.

Effective July 1, 2011, with the approval of the Board, each Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, each Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Funds.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2011

(5)	Distribution Plan

The Trust has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.50% of its average daily net assets for Investor Class shares and is paid to Foreside Distribution Services, LP (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  The Institutional Shares do not participate in this Plan.  For the six months ended November 30, 2011, Short-Term Bond and Total Return incurred $661,289 and $16,166, respectively, pursuant to the Plan.

(6)  Redemption Fees

The Total Return Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than six months. The redemption fee is paid directly to the Fund from which the redemption is made.  For the six months ended November 30, 2011, Total Return assessed $17,592 and $17,954 for Investor Class and Institutional Class, respectively.

(7)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the periods ended May 31, 2011 and May 31, 2010 were as follows:

	Fiscal Period Ended May 31, 2011		Fiscal Year Ended May 31, 2010
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gain	Income	Capital Gain
Short-Term Bond	$ 15,713,098	$ 625,125	$ 9,889,140	$ -
Total Return	137,296	-	-	-

As of May 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post	Unrealized	Total
	Ordinary	Long-Term	Carry	October	Appreciation/	Accumulated
	Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
Short-Term Bond	$ 1,457,449	$ -	$ -	$ -	$ 7,605,253	$ 9,062,702
Total Return	154,611	-	-	-	13,839	168,450

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open forward foreign currency contracts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to reclasses for paydowns and the tax treatment of foreign currency gains/losses.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2011

Permanent book and tax differences, primarily attributable to the reclasses for paydowns, foreign currency gains and distribution in excess of long-term capital gains, resulted in reclassification for the period ended May 31, 2011 as follows:

Accumulated Net Realized
	Paid in	Undistributed Net	Gain from Investment and
	Capital	Investment Income	Foreign Currency Transactions
Short-Term Bond	$ (139,615)	$ 378,098	$ (238,483)
Total Return	-	16,826	(16,826)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending May 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the May 30, 2012 annual report.

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes par value accurately reflects the market value of the ARPS held by the Short-Term Bond Fund as of November 30, 2011, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2011 the ARPS are fair valued based on the Trusts Procedures as stated in Note 2.  Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities.  As of November 30, 2011 the Short-Term Bond Fund held $5,225,000 or 1.43% of net assets in ARPS.

(9)	Primary Reserve Fund

At the close of business on September 16, 2008, Short-Term Bond held 25,236,819 shares of the Primary Reserve Money Market Fund (the “Reserve Fund”).  On that date, the Reserve Fund’s holdings in Lehman Brothers Holdings, Inc. (“Lehman Brothers”) became distressed, causing the Reserve Fund’s NAV to fall below $1.00.  Short-Term Bond attempted to redeem its holdings in the Reserve Fund on September 17, 2008, but was unable to do so due to heavy redemption requests. On September 22, 2008, the Reserve Fund received an order from the SEC to suspend all rights of redemption. Since this time, the Reserve Fund has been working in connection with the SEC to liquidate and distribute the assets of the Reserve Fund in an orderly manner.  Short Term Bond has received payments totaling $25,091,095 through November 30, 2011.  Short Term Bond had an open fair value receivable of $50,000 as of the year ended May 31, 2011 that has subsequently been written off.

(10) New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”)(“ASU 2011-04”). ASU 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

November 30, 2011

(11)	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Leader Funds

EXPENSE EXAMPLES (Unaudited)

November 30, 2011

As a shareholder you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund or Leader Total Return Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 through November 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Leader Short-Term Bond Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Expenses Paid During Period *	Ending Account Value 6/1/11	Expenses Paid During 11/30/11 *
Investor Class:
Leader Short-Term Bond Fund	1.43%	$1,000.00	$ 951.70	$ 6.98	$1,017.85	$ 7.21
Leader Total Return Fund	1.85%	$1,000.00	$ 949.10	$ 9.01	$1,015.71	$ 9.32
Institutional Class:
Leader Short-Term Bond Fund	0.93%	$1,000.00	$ 955.40	$ 4.55	$1,020.35	$ 4.70
Leader Total Return Fund	1.35%	$1,000.00	$ 950.10	$ 6.58	$1,018.25	$ 6.81

    *  Expenses paid during period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days  and divided by 366.

Leader Funds

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2011

Renewal of Advisory Agreement – Leader Short-Term Bond Fund and Leader Total Return Fund

In connection with meetings held on May 18, 2011 and June 21, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of the investment advisory agreement (the “Agreement”) between Leader Capital Corp. (”LCC” or the “Adviser”), and the Trust, on behalf of the Leader Short-Term Bond Fund and Leader Total Return Fund (each a “Fund” and together, the “Funds”). In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.

In their consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling. Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services. The Trustees discussed the nature of LCC’s operations, the quality of its compliance infrastructure and the experience of its Fund management personnel. The Board then reviewed financial information for LCC provided by the firm. The Trustees concluded that the Adviser has provided a level of service consistent with the Board’s expectations.

Performance. The Board considered the past performance of LCC as investment adviser to the Funds, as well as other factors relating to its track record. The Board also considered each Fund’s performance relative to a peer group of funds in the Fund’s Morningstar category.  The Board noted that for the one-, three- and five-year periods ended March 31, 2011, the Leader Short Term Bond Fund outperformed the median performance for funds in its peer group.  The Board further noted that for the one-month and year-to-date periods ended March 31, 2011, the Leader Total Return Fund outperformed the median performance for funds in its peer group.  The Board concluded that each Fund’s performance was acceptable.

Fees and Expenses. The Board noted that each Fund currently pays LCC an annual advisory fee of 0.75% of the Fund’s average daily net assets.  The Board compared each Fund’s advisory fee and expense ratio to the fees and expenses charged by a peer group of funds in the Fund’s Morningstar category, and noted that each Fund’s advisory fee and expense ratio were higher than the median for the Fund’s peer group, but lower than or in line with certain funds in the respective peer group.  The Board requested, and LCC agreed, that LCC reduce its advisory fee for the Leader Short Term Bond Fund on average daily net assets above $1.25 billion to 0.70%. The Trustees concluded that each Fund’s advisory fees, including the advisory fee breakpoint for the Leader Short Term Bond Fund, as well as each Fund’s overall expense ratio, were reasonable in light of the services each Fund receives from its Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board considered whether there will be economies of scale in respect of the management of each Fund and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that, given the expected growth of the Leader Short Term Bond Fund, the inclusion of a breakpoint in its advisory fee was an appropriate way for the Adviser to share any such economies of scale with the Fund for the benefit of shareholders.  The Board also noted that because of the Leader Total Return Fund’s size, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration with respect to the Fund at this time.

Profitability. The Board considered the profits realized by the Adviser in connection with the operation of the Leader Short Term Bond Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund and activities related to the Leader Total Return Fund. The Trustees concluded that because of each Fund’s current asset levels, the expense limitation agreements and the breakpoint in the advisory fee for the Leader Short Term Bond Fund, the Board was satisfied that the Adviser’s level of profitability from its relationship to each Fund was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and that renewal of the Agreement is in the best interests of the Trust and each Fund’s shareholders, and unanimously approved the renewal of the Agreement.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164

INVESTMENT ADVISOR

Leader Capital Corporation

1750 SW Skyline Blvd.

Suite 204

Portland, OR 97221

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

41 South High St., Suite 1700

Columbus, OH 43215

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/9/12